Derivative Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Warrant Liabilities [Abstract]
Summary of Derivative Warrant Liabilities

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Secured Convertible Note Warrants - fair value on issuance (a)	6,683	—
Unsecured Convertible Notes Warrants - fair value on issuance (b)	3,961	—
Agent Warrants - fair value on issuance (c)	504	—
Series A and Series B Warrants - fair value on issuance (d)	11,784	—
Change in fair value recognized in profit or loss	12,995	—
Converted to common shares	(35,521)	—
Unrealized foreign exchange loss	22	—
Balance, end of year	428	—

Summary of Outstanding Derivative Warrants

The following table summarizes outstanding derivative warrants as at December 31, 2020:

	Exercise price (USD) (1)	Number of warrants	Weighted average contractual life
Series A Warrants	0.1766	500,000	4.6
Unsecured Convertible Notes Warrants	0.1766	500,000	3.0
Agent Warrants	1.00	1,080,000	4.4
		2,080,000	3.0
(1)

The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.